Contingencies (Tables)	6 Months Ended
Jun. 30, 2021
Contingencies
Summary of the various CRA audit and reassessment matters

	CRA Position	Taxation Years Reassessed	Potential Exposure for Tax, Interest and Penalties (in millions)
Canadian Domestic Tax Matters	Upfront payment made in connection with precious metal stream agreements should be deducted for income tax purposes in a similar manner to how such amount is expensed for financial statement purposes.	2014, 2015

For 2014-2015:

Tax: $1.1 (C$1.4)

Interest and other penalties: $0.2 (C$0.2)

If CRA were to reassess the 2016-2020 taxation years on the same basis:

Tax: $34.6 (C$42.8)

Interest and other penalties: $5.2 (C$6.4)

Transfer Pricing (Mexico)

Transfer pricing provisions in the Act (as defined below) apply such that a majority of the income earned by the Company’s Mexican subsidiary should be included in the income of the Company and subject to tax in Canada.

2013, 2014, 2015

For 2013-2015:

Tax: $20.4 (C$25.3)

Transfer pricing penalties: $8.3 (C$10.3)

Interest and other penalties: $8.2 (C$10.3)

If CRA were to reassess the 2016-2020 taxation years on the same basis:

Tax: $3.7 (C$4.6)

Transfer pricing penalties: $1.4 (C$1.7)

Interest and other penalties: $1.0 (C$1.2)

Transfer Pricing (Barbados)

Transfer pricing provisions in the Act (as defined below) apply such that a majority of the income relating to certain precious metal streams earned by the Company’s Barbadian subsidiary should be included in the income of the Company and subject to tax in Canada.

2014, 2015

For 2014-2015:

Tax: $5.4 (C$6.7)

Transfer pricing penalties: $2.0 (C$2.5)

Interest and other penalties: $2.0 (C$2.5)

If CRA were to reassess the 2016-2020 taxation years on the same basis:

Tax: $140.6 (C$174.2)

Transfer pricing penalties: $52.9 (C$65.6)

Interest and other penalties: $14.6 (C$18.1)

FAPI (Barbados)

The FAPI provisions in the Act (as defined below) apply such that a majority of the income relating to precious metal streams earned by the Company’s Barbadian subsidiary, in 2012 and 2013, should be included in the income of the Company and subject to tax in Canada.

		2012, 2013	For 2012-2013: Tax: $6.2 (C$7.7) Interest and other penalties: $2.7 (C$3.4) Based on CRA’s proposal letter, no reassessments for this issue for years after 2013 are expected.